Labor and Social Security Obligations - Summary of Labor and Social Security Obligations (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Detailed Information About Labor And Social Security Obligations [Abstract]
Profits sharing	R$ 146,743	R$ 93,611
Labor provisions	44,320	13,252
Labor and social security obligations	191,063	106,863
Current	182,071	101,506
Non-current	R$ 8,992	R$ 5,357